Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expense And Other Assets Current

Prepayments and other current assets consisted of the following:

	As of December 31,
	2022	2023
	US$	US$
Amounts due from third party payment platforms	24,181,919	22,294,906
Interest receivables	1,005,940	6,710,717
Others	3,464,981	4,334,979
Prepayments and Other Current Assets	28,652,840	33,340,602